Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Research and Development Expenses.
Employee compensation	¥ 3,801,960		¥ 2,079,948	¥ 580,157
Design and development expenses	2,566,567		1,003,567	431,996
Rental and related expenses	99,324		52,985	18,818
Depreciation and amortization expenses	94,134		54,110	44,977
Travel expenses	76,714		52,307	9,360
Others	141,333		43,472	14,549
Total	¥ 6,780,032	$ 983,012	¥ 3,286,389	¥ 1,099,857